Transfer of financial assets, assets pledged and received as collateral - Schedule of transfer of financial assets not qualifying for derecognition (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Securities lending, equity
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Associated liabilities at carrying amount	€ 6,245	€ 4,130
Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Associated liabilities at carrying amount	8,932	7,538
Financial assets at fair value through profit or loss | Securities lending, equity
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	2,087	3,109
Financial assets at fair value through profit or loss | Sale and repurchase, equity
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	6,357	4,384
Financial assets at fair value through profit or loss | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	7,178	5,863
Financial assets at FVOCI | Securities lending, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	499
Financial assets at FVOCI | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	453	527
Loans and advances to customers | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	4,637	4,386
Securities at amortised cost | Securities lending, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	435
Securities at amortised cost | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	€ 261	€ 992